PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - Schedule of Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)	Sep. 30, 2025		Mar. 31, 2025		Mar. 31, 2024
Schedule Of Prepaid Expenses And Other Current Assets Net Abstract
Prepaid social security-employee portion	$ 3,588		$ 5,711		$ 2,709
Loans to third parties and employees (a)	1,770,722	[1]	1,022,178	[1],[2]	1,307,874	[2]
Security deposits	99,029		101,004		94,520
Deferred IPO costs			0		433,007
VAT recoverable (b)	149,569	[3]	49,972	[3],[4]	0	[4]
Prepaid expenses (c)	318,114	[5]	230,648	[5],[6]	92,088	[6]
Others	35,818		38,683		12,450
Subtotal	2,376,840		1,448,196		1,942,648
Less: allowance for credit loss	(435,115)		(84,403)		(19,647)
Prepaid expenses and other current assets, net	$ 1,941,725		$ 1,363,793		$ 1,923,001

[1]	Loans to third-parties and employees are mainly used for short-term funding to support various third-party suppliers and employees. These loans bear no interest and have terms of no more than one year. As of September 30, 2025 and March 31, 2025, the allowance for credit losses was $431,520 and $80,877, respectively. For loans to third parties and employees, approximately 19.1%, or $338,039 of the September 30, 2025 balances have been subsequently collected as of February 28, 2026.
[2]	Loans to third-parties and employees are mainly used for short-term funding to support various third-party suppliers and employees. These loans bear no interest and have terms of no more than one year. As of March 31, 2025 and 2024, the allowance for credit losses was $80,877 and $19,647, respectively. For loans to third parties and employees, approximately 95.5%, or $975,696 of the March 31, 2025 balances have been subsequently collected as of August 14, 2025.
[3]	Entities that are VAT general taxpayers are allowed to offset qualified input VAT tax paid to suppliers against their output VAT liabilities. When the output VAT exceeds the input VAT, the difference is remitted to tax authorities; whereas when the input VAT exceeds the output VAT, the difference is treated as VAT recoverable which can be carried forward to offset future net VAT payables.
[4]	Entities that are VAT general taxpayers are allowed to offset qualified input VAT tax paid to suppliers against their output VAT liabilities. When the output VAT exceeds the input VAT, the difference is remitted to tax authorities; whereas when the input VAT exceeds the output VAT, the difference is treated as VAT recoverable which can be carried forward to offset future net VAT payables.
[5]	Prepaid expenses primarily include prepaid professional expenses in relation to consulting services.
[6]	Prepaid expenses primarily include prepaid professional expenses in relation to consulting services.